                     CLASS A, CLASS B AND CLASS C SHARES OF

                       AIM GLOBAL GOVERNMENT INCOME FUND

                         Supplement dated April 1, 1999
                     to the Prospectus dated March 1, 1999



The table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE
- ANNUAL FUND OPERATING EXPENSES" on page 4 of the prospectus is deleted in its entirety and replaced with the following:



"ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted
from fund assets)                           CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------
Management Fees                               0.73%             0.73%             0.73%

Distribution and/or
Service (12b-1) Fees                          0.35              1.00              1.00

Other Expenses

         Other                                0.44              0.44              0.44

         Interest                             0.29              0.29              0.29
                                            ------            ------            ------

Total Other Expenses                          0.73              0.73              0.73
                                            ------            ------            ------

Total Annual Fund
Operating Expenses                            1.81              2.46              2.46"